Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Reclassification of realized loss on derivatives designated as cash flow hedges, tax (in Dollars)	$ 43	$ 141
Unrealized (loss) gain on derivatives designated as cash flow hedges, tax (in Dollars)	(209)	(160)	(14)
Pension liability adjustments, tax (in Dollars)	11,785	12,100	1,544
Unrealized gain on available-for-sale assets, tax (in Dollars)			(82)
Reclassification of realized gain on available-for-sale assets, tax (in Dollars)			$ 180